INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories as of December 31, 2017 and 2018 were as follows:

	As of December 31,
	2017	2018
Products	144,056	210,836

No write-down has been made to the inventories as of December 31, 2017 and 2018.